Employee Benefit Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Outstanding, Beginning balance	167,620	182,682
Granted
Exercised
Forfeited or expired	(17,590)	(15,062)
Outstanding, Ending balance	150,030	167,620	182,682
Options Exercisable	150,030
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 9.53	$ 9.47
Forfeited or expired	$ 9.60	$ 8.81
Outstanding, Ending Balance	$ 9.53	$ 9.53	$ 9.47
Options Exercisable	$ 9.52
Weighted Average Remaining Contractual Term
Outstanding, ending	2 years 4 months 24 days	3 years 4 months 17 days	4 years 3 months 18 days
Options exercisable	2 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance
Outstanding, Ending Balance
Options Exercisable